Accounts receivable, net	12 Months Ended
Mar. 31, 2023
Credit Loss [Abstract]
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of March 31,
	2023	2022

Accounts receivable	$353,703	$194,138
Less: Allowance for doubtful accounts	—	—
Total accounts receivable, net	$353,703	$194,138